UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – November 30, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks — 45.39%
Aerospace & defense — 0.50%
TransDigm Group, Inc. *	3,406	799,150
United Technologies Corp.	5,052	485,244
		1,284,394
Airlines — 0.52%
Delta Air Lines, Inc.	29,094	1,351,707

Automobiles — 0.36%
General Motors Co.	25,922	938,376

Banks — 0.13%
U.S. Bancorp	7,711	338,436

Beverages — 0.33%
PepsiCo, Inc.	8,507	852,061

Biotechnology — 3.04%
Alnylam Pharmaceuticals, Inc. *	8,130	846,008
Atara Biotherapeutics, Inc. *,1	7,517	295,418
Celgene Corp. *	16,436	1,798,920
Gilead Sciences, Inc.	17,962	1,903,254
Lexicon Pharmaceuticals, Inc. *,1	64,159	882,828
MacroGenics, Inc. *,1	3,619	125,145
Regulus Therapeutics, Inc. *,1	22,191	223,463
Vertex Pharmaceuticals, Inc. *,1	13,886	1,796,293
		7,871,329
Capital markets — 1.02%
Invesco Ltd.	11,040	371,938
Morgan Stanley	11,574	396,988
The Charles Schwab Corp.	55,852	1,882,771
		2,651,697
Chemicals — 2.04%
Ecolab, Inc.	17,223	2,052,293
Monsanto Co.	4,998	475,610
Praxair, Inc.	3,896	439,469

Security description	Shares	Value ($)
Common stocks— (continued)
Chemicals— (concluded)
The Sherwin-Williams Co.	8,423	2,325,337
		5,292,709
Communications equipment — 0.13%
Arista Networks, Inc. *,1	4,460	327,899

Construction materials — 0.13%
Martin Marietta Materials, Inc.	2,141	336,993

Consumer finance — 0.96%
American Express Co.	5,700	408,348
Synchrony Financial *	65,474	2,084,037
		2,492,385
Diversified financial services — 1.33%
Citigroup, Inc.	18,114	979,786
JPMorgan Chase & Co.	15,360	1,024,205
McGraw Hill Financial, Inc.	14,887	1,436,149
		3,440,140
Diversified telecommunication services — 0.14%
pdvWireless, Inc. *,2	13,839	366,042
pdvWireless, Inc	300	7,935
		373,977
Electric utilities — 0.23%
NextEra Energy, Inc.	5,928	591,970

Electrical equipment — 0.47%
AMETEK, Inc.	21,654	1,222,585

Electronic equipment, instruments & components — 0.35%
CDW Corp.	6,942	299,686
Dolby Laboratories, Inc., Class A	8,488	293,515
Jabil Circuit, Inc.	12,362	316,344
		909,545
Energy equipment & services — 0.33%
Halliburton Co.	7,084	282,297
McDermott International, Inc. *,1	82,100	363,703

Security description	Shares	Value ($)
Common stocks— (continued)
Energy equipment & services— (concluded)
Noble Corp. PLC [1]	16,030	212,718
		858,718
Food & staples retailing — 0.22%
Rite Aid Corp. *	31,026	244,485
Walgreens Boots Alliance, Inc.	3,806	319,818
		564,303
Food products — 0.37%
Mondelez International, Inc., Class A	21,842	953,622

Health care equipment & supplies — 0.99%
HeartWare International, Inc. *,1	3,144	150,472
Intuitive Surgical, Inc. *	2,614	1,359,332
Zimmer Biomet Holdings, Inc.	10,431	1,053,635
		2,563,439
Health care providers & services — 0.85%
Envision Healthcare Holdings, Inc. *	9,309	255,997
Express Scripts Holding Co. *,1	17,598	1,504,277
UnitedHealth Group, Inc.	3,977	448,248
		2,208,522
Hotels, restaurants & leisure — 1.19%
Starbucks Corp.	38,012	2,333,557
Yum! Brands, Inc.	10,271	744,750
		3,078,307
Household durables — 0.14%
Jarden Corp. *,1	7,823	365,178

Industrial conglomerates — 0.99%
Danaher Corp.	18,227	1,756,901
General Electric Co.	27,145	812,721
		2,569,622
Insurance — 0.72%
ACE Ltd. [1]	3,380	388,193
Aon PLC	4,150	393,171
Lincoln National Corp.	11,199	615,833

Security description	Shares	Value ($)
Common stocks— (continued)
Insurance— (concluded)
MetLife, Inc.	9,277	473,962
		1,871,159
Internet & catalog retail — 2.77%
Amazon.com, Inc. *	7,166	4,763,957
The Priceline Group, Inc. *	863	1,077,757
TripAdvisor, Inc. *	16,245	1,338,101
		7,179,815
Internet software & services — 4.38%
Alphabet, Inc., Class A *	4,783	3,648,712
Alphabet, Inc., Class C *	2,845	2,112,697
Cornerstone OnDemand, Inc. *,1	8,641	310,298
Facebook, Inc., Class A *	48,307	5,035,522
Instructure, Inc. *	12,900	241,746
		11,348,975
IT services — 1.47%
First Data Corp., Class A *	14,400	241,920
MasterCard, Inc., Class A	15,752	1,542,436
ServiceSource International, Inc. *,1	43,095	232,713
Visa, Inc., Class A [1]	22,792	1,800,796
		3,817,865
Life sciences tools & services — 0.88%
Bio-Rad Laboratories, Inc., Class A *	2,185	305,288
Thermo Fisher Scientific, Inc.	14,172	1,961,405
		2,266,693
Machinery — 0.27%
Caterpillar, Inc. [1]	6,966	506,080
Colfax Corp. *,1	7,244	196,095
		702,175
Media — 0.77%
CBS Corp., Class B	12,744	643,317
The Walt Disney Co. [1]	7,870	893,009

Security description	Shares	Value ($)
Common stocks— (continued)
Media— (concluded)
Time Warner, Inc.	6,519	456,200
		1,992,526
Oil, gas & consumable fuels — 0.75%
Chevron Corp.	1,575	143,829
Cobalt International Energy, Inc. *	35,748	263,463
EOG Resources, Inc.	4,863	405,720
Gulfport Energy Corp. *	2,831	71,964
Laredo Petroleum, Inc. *,1	26,299	286,396
Oasis Petroleum, Inc. *,1	25,009	287,353
PDC Energy, Inc. *,1	5,086	287,308
SM Energy Co. [1]	6,502	190,964
		1,936,997
Personal products — 0.65%
The Estee Lauder Cos., Inc., Class A [1]	19,965	1,679,456

Pharmaceuticals — 2.62%
Allergan PLC *	9,439	2,962,808
Catalent, Inc. *	12,817	356,953
Chimerix, Inc. *,1	16,638	672,175
Eli Lilly & Co.	5,434	445,805
Impax Laboratories, Inc. *	8,592	378,564
Mallinckrodt PLC *	3,877	263,287
Perrigo Co. PLC	6,264	935,779
Teva Pharmaceutical Industries Ltd., ADR	6,430	404,640
The Medicines Co. *,1	8,796	369,520
		6,789,531
Professional services — 0.32%
Verisk Analytics, Inc. *	10,946	820,403

Real estate investment trusts — 0.51%
Digital Realty Trust, Inc. [1]	10,510	757,876
Simon Property Group, Inc.	2,950	549,408
		1,307,284
Road & rail — 1.14%
Canadian Pacific Railway Ltd.	12,236	1,804,443
Hertz Global Holdings, Inc. *,1	14,063	223,039
Norfolk Southern Corp.	4,717	448,398

Security description	Shares	Value ($)
Common stocks— (continued)
Road & rail— (concluded)
Union Pacific Corp.	5,629	472,555
		2,948,435
Semiconductors & semiconductor equipment — 1.31%
Avago Technologies Ltd.	3,322	433,355
Integrated Device Technology, Inc. *	13,622	381,961
Maxim Integrated Products, Inc.	8,468	328,304
Micron Technology, Inc. *	37,997	605,292
NXP Semiconductors NV *	3,058	285,801
ON Semiconductor Corp. *	28,649	313,993
Qorvo, Inc. *	6,623	384,598
Silicon Laboratories, Inc. *,1	6,504	351,931
Skyworks Solutions, Inc.	3,687	306,095
		3,391,330
Software — 3.54%
Check Point Software Technologies Ltd. *,1	2,250	196,402
Microsoft Corp.	45,500	2,472,925
Mobileye NV *,1	13,632	594,355
Salesforce.com, Inc. *	29,852	2,378,906
ServiceNow, Inc. *,1	16,756	1,457,940
Symantec Corp. [1]	5,392	105,575
VMware, Inc., Class A *	10,678	655,736
Workday, Inc., Class A *,1	15,624	1,307,885
		9,169,724
Specialty retail — 2.25%
Best Buy Co., Inc.	8,037	255,416
The Home Depot, Inc.	25,811	3,455,577
The TJX Cos., Inc.	30,152	2,128,731
		5,839,724
Technology hardware, storage & peripherals — 2.66%
Apple, Inc. [1]	52,505	6,211,341
SanDisk Corp. *	5,706	421,502
Western Digital Corp.	3,931	245,334
		6,878,177
Textiles, apparel & luxury goods — 0.94%
Nike, Inc., Class B	18,387	2,432,232

Security description	Shares	Value ($)
Common stocks— (concluded)
Tobacco — 0.33%
Philip Morris International, Inc.	9,825	858,607

Wireless telecommunication services — 0.35%
SBA Communications Corp., Class A *	8,665	911,211
Total common stocks (cost—$102,673,574)		117,580,233

Investment company—4.06%
iShares iBoxx $ Investment Grade Corporate Bond ETF (cost — $10,994,228)	90,700	10,513,037

	Face amount ($)
US government obligations — 10.27%
US Treasury Bonds
2.750%, due 11/15/42	800,000	765,625
2.875%, due 05/15/43	625,000	612,085
2.875%, due 08/15/45	525,000	513,290
3.000%, due 05/15/45	100,000	100,137
3.750%, due 11/15/43	150,000	173,607
6.250%, due 05/15/30	200,000	291,609
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	1,102,501	1,093,429
0.375%, due 07/15/25	18,047,190	17,655,223
US Treasury Notes
1.000%, due 08/15/18	2,425,000	2,413,823
1.375%, due 09/30/20	800,000	789,562
1.750%, due 09/30/22	1,275,000	1,255,925
1.875%, due 08/31/22	175,000	173,838
2.000%, due 08/15/25	775,000	759,894
Total US government obligations (cost—$26,668,933)		26,598,047

Mortgage & agency debt securities — 3.92%
Federal Home Loan Mortgage Corporation Certificates, **
5.000%, due 03/01/38	52,480	57,631
5.000%, due 11/01/38	6,179	6,766
5.500%, due 05/01/37	300,915	340,759
5.500%, due 08/01/40	44,293	49,696
6.500%, due 08/01/28	107,726	124,377
3.500% TBA	125,000	129,113
4.000% TBA	1,450,000	1,535,414
Federal National Mortgage Association Certificates, **
4.000%, due 12/01/39	159,169	168,945
4.000%, due 02/01/41	84,992	90,390

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities— (concluded)
Federal National Association Certificates, **— (concluded)
4.000%, due 08/01/45	298,147	317,968
4.500%, due 09/01/37	434,530	473,640
5.000%, due 10/01/39	26,380	29,084
5.000%, due 05/01/40	35,771	39,570
5.500%, due 08/01/39	142,712	159,450
7.000%, due 08/01/32	208,770	248,210
7.500%, due 02/01/33	3,821	4,409
3.000% TBA	2,000,000	2,008,672
3.500% TBA	2,350,000	2,432,115
4.000% TBA	100,000	105,884
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	126,305	135,595
Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	1,071	1,210
6.000%, due 02/20/29	2,561	2,952
6.000%, due 02/20/34	400,760	449,582
3.000% TBA	100,000	101,680
3.500% TBA	1,100,000	1,149,049
Total mortgage & agency debt securities (cost—$10,005,085)		10,162,161

Collateralized mortgage obligation—0.02%

First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.491%, due 02/25/35[3] (cost — $61,700)	61,700	55,490

Asset-backed securities — 1.20%
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class C, 2.420%, due 05/08/18	201,062	201,821
Series 2013-5, Class D, 2.860%, due 12/09/19	225,000	227,131
Series 2014-1, Class B, 1.680%, due 07/08/19	100,000	99,662
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	200,318
Series 2015-3, Class D, 3.340%, due 08/08/21	250,000	247,871
Capital Auto Receivables Asset Trust, Series 2013-3, Class B,
2.320%, due 07/20/18	225,000	226,463
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 3.840%, due 07/15/21[2]	300,000	295,393
Series 2015-DA, Class D, 4.590%, due 01/17/23[2]	200,000	200,157
Ford Credit Auto Owner Trust, Series 2014-A, Class C,
1.900%, due 09/15/19	250,000	251,103
Santander Drive Auto Receivables Trust,
Series 2012-1, Class D, 4.560%, due 11/15/17	250,000	253,504
Series 2014-1, Class C, 2.360%, due 04/15/20	285,000	285,602
Series 2015-3, Class D, 3.490%, due 05/17/21	250,000	249,109

Security description	Face amount ($)	Value ($)
Asset-backed securities— (concluded)
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A,
1.360%, due 08/17/20	375,000	373,754
Total asset-backed securities (cost—$3,116,517)		3,111,888

Commercial mortgage-backed securities — 1.54%
Americold LLC Trust, Series 2010-ARTA, Class C,
6.811%, due 01/14/29[2]	125,000	142,507
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C,
2.347%, due 08/15/26[2,3]	250,000	249,872
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA,
3.197%, due 12/15/27[2,3]	100,000	99,224
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class C,
1.947%, due 06/15/31[2,3]	150,000	146,187
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AS, 4.114%, due 09/10/58	250,000	259,770
Series 2015-P1, Class A5, 3.717%, due 09/15/48	250,000	257,209
COMM Mortgage Trust,
Series 2014-CCRE19, Class C, 4.877%, due 08/10/47[3]	250,000	252,339
Series 2015-CCRE26, Class C, 4.645%, due 10/10/48[3]	217,000	208,395
Series 2015-DC1, Class C, 4.499%, due 02/10/48[3]	150,000	146,804
Series 2015-PC1, Class A5, 3.902%, due 07/10/50	95,000	99,120
CSMC Trust, Series 2015-DEAL, Class D,
3.297%, due 04/15/29[2,3]	275,000	272,104
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[2]	225,000	225,380
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[2]	92,636	94,451
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class CFX,
3.495%, due 12/15/19[2,3]	250,000	246,949
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
4.097%, due 07/15/31[2,3]	300,000	297,929
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class D,
3.697%, due 07/15/31[2,3]	300,000	298,422

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities— (concluded)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS,
4.226%, due 07/15/48[3]	400,000	418,546
NLY Commercial Mortgage Trust, Series 2014-FL1, Class B,
1.947%, due 11/15/30[2,3]	172,999	172,435
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D,
2.768%, due 11/15/29[2,3]	100,428	99,461
Total commercial mortgage-backed securities (cost—$3,997,966)		3,987,104
Corporate bonds — 8.85%
Aerospace & defense — 0.05%
Huntington Ingalls Industries, Inc.
5.000%, due 11/15/25[2]	25,000	25,375
TransDigm, Inc.
6.000%, due 07/15/22	100,000	98,250
		123,625
Automobile OEM — 0.08%
Ford Motor Co.
7.450%, due 07/16/31	81,000	101,633
General Motors Co.
6.250%, due 10/02/43	100,000	107,057
		208,690
Automotive parts — 0.19%
General Motors Financial Co., Inc.
3.700%, due 11/24/20	60,000	60,114
Meritor, Inc.
6.250%, due 02/15/24	50,000	46,000
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,4]	200,000	206,750
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	25,000	25,563
ZF North America Capital, Inc.
4.750%, due 04/29/25[2]	150,000	144,891
		483,318
Banking-non-US — 0.35%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,375

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking-non-US— (concluded)
Caixa Economica Federal
2.375%, due 11/06/17[2]	150,000	141,015
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	121,634
Lloyds Banking Group PLC
4.500%, due 11/04/24	200,000	203,813
7.500%, due 06/27/24[3,5]	200,000	214,750
RBS Capital Trust II
6.425%, due 01/03/34[3,5]	50,000	55,250
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	100,000	110,026
		896,863
Banking-US — 1.12%
American Express Credit Corp. MTN
2.600%, due 09/14/20	90,000	90,449
Bank of America Corp.
2.650%, due 04/01/19	90,000	91,025
Bank of America Corp. MTN
4.200%, due 08/26/24	130,000	131,278
BB&T Corp. MTN
2.625%, due 06/29/20	180,000	182,023
Capital One Financial Corp.
4.200%, due 10/29/25	60,000	59,815
CIT Group, Inc.
5.500%, due 02/15/19[2]	100,000	104,750
Citigroup, Inc.
1.750%, due 05/01/18	115,000	114,538
5.500%, due 09/13/25	245,000	269,160
JPMorgan Chase & Co.
3.875%, due 09/10/24	190,000	191,007
4.625%, due 05/10/21	260,000	283,941
6.750%, due 02/01/24[3,5]	100,000	108,350
Morgan Stanley
3.750%, due 02/25/23	75,000	77,673
4.875%, due 11/01/22	100,000	108,156
Morgan Stanley MTN
4.350%, due 09/08/26	100,000	102,080
5.625%, due 09/23/19	100,000	111,319
PNC Funding Corp.
3.300%, due 03/08/22	160,000	165,120
SunTrust Bank
7.250%, due 03/15/18	100,000	111,075

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Banking-US— (concluded)
Synchrony Financial
4.500%, due 07/23/25	60,000	60,366
The Goldman Sachs Group, Inc.
5.150%, due 05/22/45	60,000	59,862
5.750%, due 01/24/22	210,000	240,911
6.150%, due 04/01/18	105,000	115,153
Wells Fargo & Co.
5.375%, due 11/02/43	110,000	119,339
		2,897,390
Building materials — 0.19%
Boise Cascade Co.
6.375%, due 11/01/20	125,000	129,687
Building Materials Corp. of America
5.375%, due 11/15/24[2]	25,000	25,188
Masco Corp.
4.450%, due 04/01/25	100,000	98,125
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, due 07/15/23	50,000	49,875
10.500%, due 01/31/20	12,000	12,818
Vulcan Materials Co.
4.500%, due 04/01/25	50,000	49,875
7.500%, due 06/15/21	100,000	117,061
		482,629
Chemicals — 0.06%
LYB International Finance BV
4.875%, due 03/15/44	70,000	67,359
Valspar Corp.
4.200%, due 01/15/22	100,000	102,057
		169,416
Commercial services — 0.07%
AECOM
5.875%, due 10/15/24	100,000	101,250
The ADT Corp.
6.250%, due 10/15/21	75,000	78,469
		179,719
Consumer products — 0.16%
Energizer Holdings, Inc.
5.500%, due 06/15/25[2]	25,000	24,250

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Consumer products— (concluded)
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	47,881
Party City Holdings, Inc.
6.125%, due 08/15/23[2]	50,000	47,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
8.250%, due 02/15/21[6]	200,000	199,750
Spectrum Brands, Inc.
6.625%, due 11/15/22	100,000	107,000
		426,506
Consumer services — 0.11%
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,126
United Rentals North America, Inc.
4.625%, due 07/15/23	50,000	49,688
6.125%, due 06/15/23	150,000	156,750
XLIT Ltd.
6.375%, due 11/15/24	40,000	47,076
		293,640
Diversified financial services — 0.02%
Intercontinental Exchange, Inc.
2.750%, due 12/01/20	60,000	60,197

Diversified manufacturing — 0.06%
Illinois Tool Works, Inc.
3.500%, due 03/01/24	60,000	61,720
WESCO Distribution, Inc.
5.375%, due 12/15/21	100,000	96,000
		157,720
Electric-generation — 0.11%
Calpine Corp.
6.000%, due 01/15/22[2]	100,000	103,750
NRG Energy, Inc.
6.250%, due 07/15/22	75,000	69,375

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Electric-generation— (concluded)
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	121,808
		294,933
Electric-integrated — 0.59%
Alabama Power Co.
6.000%, due 03/01/39	30,000	36,205
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	82,511
Consolidated Edison Co. of New York, Inc.
5.850%, due 03/15/36	45,000	53,829
DTE Electric Co.
3.700%, due 03/15/45	50,000	46,140
Duke Energy Indiana, Inc.
6.350%, due 08/15/38	30,000	38,502
Duke Energy Progress LLC
3.000%, due 09/15/21	240,000	245,535
Dynegy, Inc.
7.375%, due 11/01/22	100,000	95,625
Exelon Generation Co. LLC
2.950%, due 01/15/20	170,000	170,053
Florida Power & Light Co.
5.950%, due 02/01/38	50,000	63,024
National Rural Utilities Cooperative Finance Corp.
2.300%, due 11/01/20	50,000	49,686
Northern States Power Co.
2.600%, due 05/15/23	50,000	49,088
Pacific Gas & Electric Co.
5.800%, due 03/01/37	40,000	46,824
PacifiCorp
6.000%, due 01/15/39	30,000	36,739
PPL Capital Funding, Inc.
3.950%, due 03/15/24	120,000	123,815
Southern California Edison Co.
5.950%, due 02/01/38	55,000	67,964
Southern Power Co.
5.250%, due 07/15/43	60,000	58,221
Southwestern Electric Power Co.
3.550%, due 02/15/22	195,000	197,983

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Electric-integrated— (concluded)
Virginia Electric & Power Co.
3.450%, due 09/01/22	60,000	61,874
		1,523,618
Energy-exploration & production — 0.05%
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20	150,000	127,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20	24,000	3,840
		131,340
Energy-independent — 0.18%
Anadarko Finance Co., Series B
7.500%, due 05/01/31	60,000	72,490
Chesapeake Energy Corp.
3.250%, due 03/15/16	50,000	47,625
6.625%, due 08/15/20	100,000	47,000
Devon Energy Corp.
4.000%, due 07/15/21	80,000	80,877
Newfield Exploration Co.
5.625%, due 07/01/24	25,000	23,562
SM Energy Co.
6.125%, due 11/15/22	50,000	47,875
Southwestern Energy Co.
4.050%, due 01/23/20	40,000	35,444
Talisman Energy, Inc.
3.750%, due 02/01/21	80,000	74,138
Ultra Petroleum Corp.
6.125%, due 10/01/24[2]	125,000	46,875
		475,886
Energy-integrated — 0.11%
Chevron Corp.
3.191%, due 06/24/23	90,000	91,989
ConocoPhillips Holding Co.
6.950%, due 04/15/29	40,000	48,841
Shell International Finance BV
2.250%, due 11/10/20	50,000	49,905

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Energy-integrated— (concluded)
Total Capital International SA
3.750%, due 04/10/24	80,000	83,184
		273,919
Energy-refining & marketing — 0.04%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	25,000	23,250
Valero Energy Corp.
6.625%, due 06/15/37	75,000	81,278
		104,528
Finance-diversified — 0.08%
Bank of America Corp.
6.110%, due 01/29/37	100,000	115,520
Quicken Loans, Inc.
5.750%, due 05/01/25[2]	100,000	96,625
		212,145
Finance-non-captive diversified — 0.06%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	99,750
General Electric Capital Corp.
6.750%, due 03/15/32	50,000	65,650
		165,400
Finance-other — 0.42%
General Electric Capital Corp. MTN
4.650%, due 10/17/21	180,000	200,682
International Lease Finance Corp.
5.875%, due 04/01/19	200,000	212,500
KCG Holdings, Inc.
6.875%, due 03/15/20[2]	100,000	94,000
KFW
0.000%, due 04/18/36	60,000	31,824
Navient Corp. MTN
8.000%, due 03/25/20	100,000	101,500
Private Export Funding Corp.
2.300%, due 09/15/20	250,000	252,417
Springleaf Finance Corp.
5.250%, due 12/15/19	125,000	122,799

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Finance-other— (concluded)
SquareTwo Financial Corp.
11.625%, due 04/01/17[7]	100,000	66,000
		1,081,722
Food/beverage — 0.19%
Agrokor D.D.
8.875%, due 02/01/20[2]	200,000	215,360
Dean Foods Co.
6.500%, due 03/15/23[2]	50,000	51,500
Diamond Foods, Inc.
7.000%, due 03/15/19[2]	25,000	25,938
Kraft Heinz Foods Co.
5.200%, due 07/15/45[2]	50,000	52,423
PepsiCo, Inc.
4.875%, due 11/01/40	30,000	32,547
The Kroger Co.
3.850%, due 08/01/23	110,000	113,862
		491,630
Gaming — 0.15%
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	50,000	51,250
Scientific Games International, Inc.
10.000%, due 12/01/22	150,000	115,500
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[2]	100,000	105,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, due 03/15/22	125,000	120,000
		391,750
Gas distributors — 0.07%
Phillips 66 Partners LP
3.605%, due 02/15/25	70,000	62,703
Sempra Energy
9.800%, due 02/15/19	90,000	109,675
		172,378
Gas pipelines — 0.41%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	75,000	66,937

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Gas pipelines— (concluded)
Energy Transfer Partners LP
9.000%, due 04/15/19	140,000	162,124
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	43,875
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	145,000	127,142
5.000%, due 10/01/21	85,000	80,740
Kinder Morgan, Inc.
7.000%, due 02/01/18	150,000	161,351
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	130,000	123,419
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[6]	100,000	96,750
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20[2]	100,000	101,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, due 02/01/21	25,000	25,063
Williams Partners LP
4.300%, due 03/04/24	90,000	78,111
		1,066,762
Health care — 0.30%
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	100,000	100,000
HCA, Inc.
7.500%, due 02/15/22	200,000	223,500
Hologic, Inc.
5.250%, due 07/15/22[2]	50,000	52,000
Medtronic, Inc.
4.375%, due 03/15/35	90,000	92,102
Tenet Healthcare Corp.
6.000%, due 10/01/20	100,000	106,250
UnitedHealth Group, Inc.
4.625%, due 07/15/35	110,000	116,240
Zimmer Biomet Holdings, Inc.
2.700%, due 04/01/20	50,000	49,957

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Health care— (concluded)
Zimmer Biomet Holdings, Inc— (concluded)
4.450%, due 08/15/45	50,000	46,367
		786,416
Home construction — 0.13%
Builders FirstSource, Inc.
7.625%, due 06/01/21[2]	75,000	79,500
CalAtlantic Group, Inc.
8.375%, due 01/15/21	100,000	117,250
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]	40,000	35,600
KB Home
7.000%, due 12/15/21	100,000	99,750
		332,100
Insurance-life — 0.15%
Lincoln National Corp.
7.000%, due 06/15/40	60,000	75,658
MetLife, Inc.
4.125%, due 08/13/42	90,000	85,437
Principal Financial Group, Inc.
8.875%, due 05/15/19	50,000	60,280
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	73,000	91,423
The Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	70,000	82,156
		394,954
Insurance-personal & casualty — 0.07%
HUB International Ltd.
7.875%, due 10/01/21[2]	100,000	96,000
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,3]	50,000	75,000
		171,000
Leisure — 0.04%
NCL Corp. Ltd.
4.625%, due 11/15/20[2]	35,000	35,087

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Leisure— (concluded)
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	77,625
		112,712
Lodging — 0.11%
Starwood Hotels & Resorts Worldwide, Inc.
4.500%, due 10/01/34	80,000	73,428
Wyndham Worldwide Corp.
5.625%, due 03/01/21	200,000	216,691
		290,119
Media-broadcast/outdoor — 0.16%
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, due 03/15/20	50,000	48,500
iHeartCommunications, Inc.
9.000%, due 12/15/19	150,000	109,500
Netflix, Inc.
5.875%, due 02/15/25[2]	100,000	103,375
Sirius XM Radio, Inc.
5.875%, due 10/01/20[2]	100,000	104,500
The Walt Disney Co. GMTN
2.150%, due 09/17/20	50,000	50,376
		416,251
Media-cable — 0.45%
Altice SA
7.750%, due 05/15/22[2]	200,000	187,000
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	225,000	235,312
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]	25,000	23,094
Comcast Corp.
6.950%, due 08/15/37	30,000	39,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	100,000	104,780
DISH DBS Corp.
5.875%, due 11/15/24	75,000	67,055
NBCUniversal Media LLC
4.375%, due 04/01/21	40,000	43,747

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Media-cable— (concluded)
Numericable-SFR SAS
6.250%, due 05/15/24[2]	200,000	197,000
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	68,142
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	40,527
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	40,000	49,544
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[2]	100,000	100,500
		1,156,651
Media-diversified — 0.04%
TEGNA, Inc.
6.375%, due 10/15/23	100,000	105,750

Media-non cable — 0.03%
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	100,000	74,812

Media-publishing — 0.02%
The McClatchy Co.
9.000%, due 12/15/22	50,000	46,892

Metals & mining — 0.12%
Alcoa, Inc.
5.125%, due 10/01/24	40,000	37,850
ArcelorMittal
7.250%, due 02/25/22[6]	50,000	44,094
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	48,000
TMS International Corp.
7.625%, due 10/15/21[2]	150,000	132,000
Vale Overseas Ltd.
4.375%, due 01/11/22	65,000	54,651
		316,595
Oil & gas — 0.13%
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	100,750
3.500%, due 01/30/23	110,000	100,650
6.375%, due 01/23/45	80,000	73,800

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Oil & gas— (concluded)
Statoil ASA
4.800%, due 11/08/43	50,000	53,883
		329,083
Oil field equipment & services — 0.02%
SESI LLC
7.125%, due 12/15/21	50,000	47,375

Packaging & containers — 0.07%
Berry Plastics Corp.
5.125%, due 07/15/23	50,000	48,625
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[2]	75,000	78,000
Sealed Air Corp.
5.500%, due 09/15/25[2]	50,000	52,125
		178,750
Paper & forest products — 0.03%
Georgia-Pacific LLC
8.000%, due 01/15/24	20,000	25,543
International Paper Co.
3.800%, due 01/15/26	50,000	49,607
		75,150
Pharmaceuticals — 0.43%
AbbVie, Inc.
2.500%, due 05/14/20	120,000	119,254
Actavis Funding SCS
3.000%, due 03/12/20	50,000	50,629
3.800%, due 03/15/25	40,000	40,358
Biogen, Inc.
4.050%, due 09/15/25	50,000	50,422
Capsugel SA
7.000%, due 05/15/19[2,4]	175,000	176,094
Celgene Corp.
5.000%, due 08/15/45	50,000	50,083
Endo Finance LLC & Endo Finco, Inc.[6]
7.750%, due 01/15/22[2]	125,000	125,937
Gilead Sciences, Inc.
4.750%, due 03/01/46	90,000	91,598
Pfizer, Inc.
7.200%, due 03/15/39	70,000	95,753

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Pharmaceuticals— (concluded)
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	126,140
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	41,000	41,478
Valeant Pharmaceuticals International, Inc.
6.750%, due 08/15/18[2]	100,000	98,000
7.500%, due 07/15/21[2]	50,000	47,000
		1,112,746
Railroads — 0.04%
Burlington Northern Santa Fe LLC
6.150%, due 05/01/37	25,000	29,633
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	49,969
Union Pacific Corp.
4.050%, due 11/15/45	30,000	29,350
		108,952
Real estate investment trusts — 0.10%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	69,606
ERP Operating LP
4.500%, due 06/01/45	20,000	20,421
4.750%, due 07/15/20	35,000	38,098
Ventas Realty LP
3.500%, due 02/01/25	35,000	33,536
3.750%, due 05/01/24	90,000	88,726
		250,387
Retail-specialty — 0.28%
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23[2]	25,000	26,062
CVS Health Corp.
3.500%, due 07/20/22	60,000	61,633
4.750%, due 12/01/22[2]	100,000	108,041
5.125%, due 07/20/45	25,000	26,685
Dollar General Corp.
3.250%, due 04/15/23	80,000	75,823
Dollar Tree, Inc.
5.750%, due 03/01/23[2]	25,000	26,000
Lowe’s Cos., Inc.
4.650%, due 04/15/42	80,000	84,076

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Retail-specialty— (concluded)
Michaels Stores, Inc.
5.875%, due 12/15/20[2]	100,000	102,375
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2]	60,000	61,650
The Home Depot, Inc.
3.350%, due 09/15/25	40,000	40,841
The William Carter Co.
5.250%, due 08/15/21	50,000	51,375
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	60,000	61,331
		725,892
Technology-hardware — 0.12%
Cisco Systems, Inc.
5.900%, due 02/15/39	30,000	36,801
Equinix, Inc.
5.375%, due 04/01/23	100,000	101,875
NCR Corp.
6.375%, due 12/15/23	75,000	74,906
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[2]	100,000	104,500
		318,082
Technology-software — 0.31%
Apple, Inc.
3.850%, due 05/04/43	80,000	74,415
First Data Corp.
5.750%, due 01/15/24[2]	30,000	30,000
7.000%, due 12/01/23[2]	75,000	76,031
Infor US, Inc.
6.500%, due 05/15/22[2]	100,000	88,750
Iron Mountain, Inc.
6.000%, due 10/01/20[2]	50,000	52,450
Juniper Networks, Inc.
3.300%, due 06/15/20	110,000	109,792
Microsoft Corp.
2.375%, due 02/12/22	80,000	79,374
4.450%, due 11/03/45	40,000	41,285
MSCI, Inc.
5.750%, due 08/15/25[2]	75,000	77,813
Oracle Corp.
2.500%, due 05/15/22	80,000	79,327
5.375%, due 07/15/40	60,000	66,955

Security description	Face amount ($)	Value ($)
Corporate bonds— (continued)
Technology-software— (concluded)
Texas Instruments, Inc.
1.650%, due 08/03/19	30,000	29,746
		805,938
Telecom-wireless — 0.12%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	39,608
Rogers Communications, Inc.
5.000%, due 03/15/44	60,000	61,451
Sprint Corp.
7.250%, due 09/15/21	175,000	141,750
7.625%, due 02/15/25	75,000	58,922
		301,731
Telephone-integrated — 0.38%
CenturyLink, Inc.
6.750%, due 12/01/23	125,000	118,675
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	75,000	73,312
Frontier Communications Corp.
8.500%, due 04/15/20	125,000	125,312
10.500%, due 09/15/22[2]	25,000	24,813
11.000%, due 09/15/25[2]	50,000	49,000
Sprint Communications, Inc.
9.000%, due 11/15/18[2]	175,000	189,000
Verizon Communications, Inc.
4.500%, due 09/15/20	200,000	217,155
4.522%, due 09/15/48	115,000	105,173
6.400%, due 09/15/33	11,000	12,845
Windstream Services LLC
7.750%, due 10/01/21	75,000	59,813
		975,098
Tobacco — 0.19%
Altria Group, Inc.
9.250%, due 08/06/19	50,000	61,437
9.950%, due 11/10/38	21,000	33,841
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[2]	130,000	128,020
Philip Morris International, Inc.
2.900%, due 11/15/21	230,000	233,023

Security description	Face amount ($)	Value ($)
Corporate bonds— (concluded)
Tobacco— (concluded)
Reynolds American, Inc.
3.250%, due 11/01/22	50,000	49,701
		506,022
Transportation services — 0.09%
FedEx Corp.
2.625%, due 08/01/22	160,000	156,517
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[2]	75,000	70,125
		226,642
Total corporate bonds (cost—$23,611,284)		22,931,824

Non-US government obligations — 0.48%
Chile Government International Bond
3.250%, due 09/14/21	100,000	103,900
Colombia Government International Bond
8.125%, due 05/21/24	80,000	98,400
Israel Government AID Bond
5.500%, due 09/18/33	175,000	227,632
Mexico Government International Bond
4.000%, due 10/02/23	230,000	234,600
Mexico Government International Bond MTN
6.750%, due 09/27/34	25,000	30,813
Peruvian Government International Bond
7.125%, due 03/30/19	100,000	115,150
7.350%, due 07/21/25	100,000	127,125
Philippine Government International Bond
10.625%, due 03/16/25	80,000	126,300
Poland Government International Bond
5.000%, due 03/23/22	35,000	39,024
Turkey Government International Bond
6.750%, due 04/03/18	120,000	129,720
Total non-US government obligations (cost—$1,240,486)		1,232,664

Municipal bonds and notes — 0.24%
California — 0.10%
California (Build America Bonds)
7.550%, due 04/01/39	180,000	266,666

Security description	Face amount ($)	Value ($)
Municipal bonds and notes— (concluded)
Illinois — 0.12%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Taxable Pension Funding, Series A,
6.899%, due 12/01/40	55,000	64,052
State of Illinois
5.877%, due 03/01/19	225,000	242,012
		306,064
New York — 0.02%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	52,859
Total municipal bonds and notes (cost—$606,615)		625,589
Commercial paper[8]—0.58%
Banking-non-US — 0.58%
Rabobank Nederland NV
1.000%, due 06/17/16 (cost — $1,495,854)	1,500,000	1,495,854
Short-term US government obligations[8] — 10.47%
US Treasury Bills
0.031%, due 12/10/15	24,000,000	23,999,760
0.087%, due 03/31/16	3,125,000	3,122,806
Total short-term US government obligations (cost—$27,123,688)		27,122,566

Repurchase agreement—14.45%
Repurchase agreement dated 11/30/15 with State Street Bank and Trust Co., 0.000% due 12/01/15, collateralized by $34,010,907 Federal Home Loan Mortgage Corp. obligations, 2.000% to 2.070% due 11/07/22 to 01/30/23 and $5,094,456 Federal National Mortgage Association obligations, 2.110% due 11/07/22; (value—$38,171,748); proceeds: $37,423,000 (cost — $37,423,000)	37,423,000	37,423,000

Security description	Shares	Value ($)
Investment of cash collateral from securities loaned—1.36%
Money market fund — 1.36%
UBS Private Money Market Fund LLC [9] (cost — $3,514,965)	3,514,965	3,514,965
Total investments[10] (cost — $252,533,895) — 102.83%		266,354,422
Liabilities in excess of other assets — (2.83)%		(7,334,570)
Net assets — 100.00%		259,019,852

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,300,157
Gross unrealized depreciation	(4,479,630)
Net unrealized appreciation	$13,820,527

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
158	USD	Russell 2000 Mini Index Futures	December 2015	18,086,639	18,895,220	808,581
344	USD	S&P 500 E-Mini Index Futures	December 2015	33,546,794	35,772,560	2,225,766
				51,633,433	54,667,780	3,034,347

Proceeds($)
US Treasury futures sell contracts:
89	USD	US Treasury Note 10 Year Futures	March 2016	11,223,604	11,252,937	(29,333)
3,005,014

Swaps — (0.01)%

Total return swap agreements7

Counterparty	Notional amount ($)	Termination date	Payments made by the Portfolio[11](%)	Payments received by the Portfolio[11,12](%)	Upfront payments received (made)($)	Value($)	Unrealized ($)
BOA	650,000	03/21/16	3 month USD LIBOR	—	—	(1,724)	(1,724)
GSI	1,000,000	03/21/16	3 month USD LIBOR	—	—	(31,424)	(31,424)
Total return swap agreements					—	(33,148)	(33,148)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the Fund’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	117,580,233	—	—	117,580,233
Investment company	10,513,037	—	—	10,513,037
US government obligations	—	26,598,047	—	26,598,047
Mortgage & agency debt securities	—	10,162,161	—	10,162,161
Collateralized mortgage obligation	—	55,490	—	55,490
Asset-backed securities	—	3,111,888	—	3,111,888
Commercial mortgage-backed securities	—	3,987,104	—	3,987,104
Corporate bonds	—	22,931,824	—	22,931,824
Non-US government obligations	—	1,232,664	—	1,232,664
Municipal bonds and notes	—	625,589	—	625,589
Commercial paper	—	1,495,854	—	1,495,854
Short-term US government obligations	—	27,122,566	—	27,122,566
Repurchase agreement	—	37,423,000	—	37,423,000
Investment of cash collateral from securities loaned	—	3,514,965	—	3,514,965
Futures contracts	3,034,347	—	—	3,034,347
Total	131,127,617	138,261,152	—	269,388,769

Liabilities
Futures contracts	(29,333)	—	—	(29,333)
Swap agreements	—	(33,148)	—	(33,148)
Total	(29,333)	(33,148)	—	(62,481)

At November 30, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	94.5
Ireland	1.6
Canada	0.8
United Kingdom	0.5
Netherlands	0.5
Israel	0.3
Mexico	0.2
Luxembourg	0.2
Singapore	0.2
Bermuda	0.2
Switzerland	0.1
Panama	0.1
France	0.1
Peru	0.1
Croatia	0.1
Curacao	0.1
Brazil	0.1
Germany	0.1
Turkey	0.1
Philippines	0.1
Chile	0.0	†
Cayman Islands	0.0	†
Colombia	0.0	†
Liberia	0.0	†
Marshall Islands	0.0	†
Norway	0.0	†
Australia	0.0	†
Poland	0.0	†
Total	100.0

† Amount represents less than 0.05%

Portfolio footnotes

*	Non-income producing security.

**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security, or portion thereof, was on loan at November 30, 2015.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.08% of net assets as of November 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3

Variable or floating rate security. The interest rate shown is the current rate as of November 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

4	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

5	Perpetual investment. The maturity date reflects the next call date.

6	Step bond that converts to the noted fixed rate at a designated future date.

7	Illiquid investment as of November 30, 2015.

8	Rates shown are the discount rates at date of purchase unless otherwise noted.

9

Investment in affiliated investment company. The table below details theFund’s transaction activity in affiliated issuers for the nine months ended November 30, 2015. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 8/31/15($)	Purchases during the three months ended 11/30/15($)	Sales during the three months ended 11/30/15($)	Value at 11/30/15($)	Net income earned from affiliate for the three months ended 11/30/15($)
UBS Private Money Market Fund LLC	13,553,435	62,777,321	72,815,791	3,514,965	272

10	Includes $24,332,502 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,514,965 and non-cash collateral of $21,483,621.

11	Payments made or received are based on the notional amount.

12	Payment is based on the performance of the underlying IBOXX Liquid High Yield Index.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2015.

Portfolio acronyms

ADR	American Depositary Receipt

AID	Anticipation Certificates of Indebtedness

FDIC	Federal Deposit Insurance Corporation

GS	Goldman Sachs

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

OEM	Original Equipment Manufacturer

TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments.  The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities.  Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Valuation of investments

The Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time trading was halted.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities.  The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments.  An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments.  Investments also may be valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation.  Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM” or the “Advisor”), the investment advisor of the Fund.  UBS AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.  If a market value is not readily available from an independent pricing source for a particular security, that investment is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an instrument’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.  Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that the market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In May 2015, FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated August 31, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2016